Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities:
Accounts payable		$ 987,012	$ 491,598
Accrued payroll		266,453	82,080
Accrued expenses			5,687
Accrued interest		3,014
Total Accounts Payable and Accrued Liabilities		1,256,479	$ 579,365
Accounts payable	$ 1,068,078	987,012
Accrued payroll	73,546	266,453
Accrued interest		3,014
Accounts payable and Accrued Liabilities	$ 1,141,624	$ 1,256,479